Borrowings	12 Months Ended
Jan. 31, 2020
Disclosure Of Borrowings Abstract
Borrowings

20	Borrowings

	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
Amounts due in less than one year:
Secured liabilities:
Bank loans	17,900	20,000
Debt issuance costs in relation to bank loan	-	(270)
Other loan	1,315	1,237
	19,215	20,967
Amounts due after more than one year:
Secured liabilities:
Convertible loan notes	19,698	-
	19,698	-
	38,913	20,967

The fair value of borrowings is not considered to be materially different to their carrying amounts.

(a)	Assets pledged as collateral:

Borrowings are collateralized by a fixed and floating charge over the assets of the consolidated entity. The lease liabilities are effectively secured as the rights to the leased assets, recognised in the balance sheet, revert to the lessor in the event of default.

(b)	Bank overdrafts, bank loans and bank loan covenants

During the year the Group maintained its loan facility with the BNZ with interest rate charges ranging between 5.1% and 5.53% and was predominantly on a monthly rolling basis. The original monthly loan covenant compliance measures were replaced by an inventory measure. Inventory ratio was to be on average 1.2 times net bank debt (bank loan less cash at bank). The Group had breached the covenants throughout the year however was compliant in December and January. On 12 March 2020, the Group entered into a Deed of Amendment with the Bank of New Zealand to extend its loan facility of NZD$16,700,000 (31 January 2019: NZD$20,000,000) until March 2022. The facility includes bank guarantees totalling NZD$1,345,000 and has new covenant compliance measures which are:-

1. Actual month and cumulative sales variance to budget to be no greater than 15% adverse to budget

2. Actual month and cumulative gross profit variance to budget to be no greater than 15% adverse to budget

3. Inventory ratio to be a minimum of 1.35 times bank debt (up to but excluding 31 July 2020)

4. Inventory ratio to be a minimum of 1.65 times bank debt (31 July 2020 and thereafter)

(c)	Convertible notes

Convertible loan notes are initially recognised as a liability as the notes have the characteristics of a liability and are not converted into fixed, rather a variable number of shares. The Note holder can, in writing, cause the borrower to redeem any portion of the Note up to an agreed maximum monthly amount.

During the year, the Group completed 5 separate private placements of secured convertible notes to 2 private investors for a cash consideration of $21.5m (US$14.0m) with discounts and fees of $1.5m (US$0.95m) with daily compounding interest rates ranging between 10-20%. During the year the, the note holders of 4 notes elected to exchange their warrant in return for a one-time 5% increase on the Note balance on the date of election. Total warrants exchanged for an increase in principal Note balance during the period was $0.9m (US$0.6m). In addition to warrant exchanges, the Note holder is also entitled to a one-time 10% increase in Note value if the Group fails to meet its financial obligations contained under the Note agreement. The total increase in principal Note balance relating to financing penalties during the year was $0.9m ($0.6m). By the year end, the first convertible note issued in May 2019 $5.0m (US$3.3m) had been fully converted to equity while $0.6m (US$0.4m) of the note issued in December had been converted. Note other note holders had exercised their conversion rights at balance date. The notes are secured by a second priority security interest over all assets and is subordinated to the Bank of New Zealand bank debt. Subject to adjustment, the Note holders have the right to convert the Note into Naked ordinary shares at an agreed price which ranged between US$0.05 (pre reverse share split) and US$4.00 (post reverse share split). 6 months after the purchase price date, the lender has the right to cause the borrower to redeem any portion of the Note up to a monthly maximum amount that was between US$0.4m and US$0.6m. As at 31 January 2020 that Group had a principal amount of $19.1m (US$12.4m) and accrued interest of $0.6m (US$0.4m). The Total owing of $19.7m (US$12.8m) is reflected on the balance sheet at the year end and interest has been charged to the Profit and Loss account. When a conversion option is exercised the amount of conversion is taken to share capital, reducing the loan note balance.

(d)	Other loan

The other loan relates to convertible note that is no longer convertible but remains payable at a future date.